Reporting Segments (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 CLP ($)
Retail Banking [Member]
Reporting Segments (Details) [Line Items]
Revenue	$ 3,000
Middle Market [Member]
Reporting Segments (Details) [Line Items]
Revenue	800
Global Investment Banking [Member]
Reporting Segments (Details) [Line Items]
Revenue	10,000
Bottom of range [Member] | Middle Market [Member]
Reporting Segments (Details) [Line Items]
Revenue	$ 3,000